Related Party Transactions (Details)	3 Months Ended
Mar. 31, 2020
Dmedia Holding LP ("Dmedia") [Member]
Related Party Transaction [Line Items]
Relationship	23.45% stockholder
Well Thrive Limited ("WTL") [Member]
Related Party Transaction [Line Items]
Relationship	Stockholder
Sheng-Chun Chang [Member]
Related Party Transaction [Line Items]
Relationship	Stockholder
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Relationship	CEO of Aerkomm
Y. Tristan Kuo [Member]
Related Party Transaction [Line Items]
Relationship	CFO of Aerkomm and Aircom
Jeffrey Wun [Member]
Related Party Transaction [Line Items]
Relationship	Stockholder and CTO of Aerkomm and CEO of Aircom
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Relationship	President of Aircom Japan
Wealth Wide Int’l Ltd. (“WWI”) [Member]
Related Party Transaction [Line Items]
Relationship	Bunny Wu, a shareholder, is the Chairman
EE Square Japan ("EESQUARE JP") [Member]
Related Party Transaction [Line Items]
Relationship	Yih Lieh (Giretsu) Shih is the Director
AA Twin Associates Ltd. ("AATWIN") [Member]
Related Party Transaction [Line Items]
Relationship	Georges Caldironi, COO of Aerkomm, is sole owner
WISD Intellectual Property Agency, Ltd. (“WISD”) [Member]
Related Party Transaction [Line Items]
Relationship	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director